                                                As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                Registration No. 333-58234



                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------


                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                            VARIABLE SEPARATE ACCOUNT

     (PORTION RELATING TO THE POLARIS PROTECTOR/PLATINUM VARIABLE ANNUITY)









This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated July 9, 2001, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-SUN2 or writing us at:


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299




                                  JULY 9, 2001

                                TABLE OF CONTENTS

                                                                   PAGE
                                                                   ----
Separate Account.................................................    3

General Account..................................................    3

Performance Data ................................................    4

Income Payments..................................................   12

Annuity Unit Values..............................................   12

Taxes............................................................   15

Distribution of Contracts........................................   19

Financial Statements.............................................   19


                                SEPARATE ACCOUNT
                                ----------------

     Variable Separate Account ("separate account") was established by Anchor National Life Insurance Company under Arizona law on January 1, 1996 when it assumed the separate account, originally established under California law on June 25, 1981. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

     The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

     The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable Income Payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable Income Payments).

                                 GENERAL ACCOUNT
                                 ---------------

     The general account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the 1, 3, 5, 7 or 10 year fixed account options and (if the Principal Rewards program is not elected) the DCA accounts for 6-month and 1-year periods available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA
                                ----------------

     From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

     In addition, the separate account may advertise "total return" data for its other Variable Portfolios. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

     For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding underlying funds of Anchor Series Trust and SunAmerica Series Trust if available, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Anchor Series Trust and SunAmerica Series Trust underlying fund. In some cases a particular Variable Portfolio may have been available in another contract funded through this separate account. If the Variable Portfolio was incepted in this separate account prior to the offering of this contract, we report standardized contract performance adjusted for the fees and charges on this contract. Performance figures similarly adjusted but based on underlying Anchor Series Trust and SunAmerica Series

Trust performance (outside of this separate account) should not be construed to be actual historical performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of Anchor Series Trust and SunAmerica Series Trust adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). Anchor Series Trust and SunAmerica Series Trust have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

     Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO

     For contracts without the Principal Rewards Program, the annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending December 31, 2000 were 4.10% and 4.19%, respectively. For contracts with the Principal Rewards Program, the annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending December 31, 2000 were 6.10% and 6.30%, respectively.

     Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

     For contracts without the Principal Rewards Program:
     ----------------------------------------------------

          Base Period Return = (EV-SV-CMF)/(SV)

     For contracts with the Principal Rewards Program:
     -------------------------------------------------

          Base Period Return = (EV-SV-CMF+E)/(SV)

          where:

          SV     =   value of one Accumulation Unit at the start of a 7 day
                     period

          EV     =   value of one Accumulation Unit at the end of the 7 day
                     period

          CMF    =   an allocated portion of the $35 annual contract maintenance fee, prorated for 7 days

          E      =   Premium Enhancement Rate, prorated for 7 days

     The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the charge is proportional to the percentage of the number of contract owners' accounts that have money allocated to that Variable Portfolio. The portion of the charge allocable to the Cash Management Portfolio is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

     The current yield is then obtained by annualizing the Base Period Return:

     Current Yield = (Base Period Return) x (365/7)

     The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                365/7
     Effective Yield = [(Base Period Return + 1)      - 1]

     The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

     Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS

     The Variable Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return."

     The total returns since each Variable Portfolio's inception date, for a 1-year period and, if applicable, for a 5-year and 10-year period, are shown on the following pages, both with and without an assumed complete redemption at the end of the stated period. Total returns for contracts without the Principal Rewards Program and total returns for contracts with the Principal Rewards Program are also shown.

     Standardized performance for the Variable Portfolios available in this contract reflect total returns using the method of computation discussed below:

o Using the seven year surrender charge schedule available on contracts issued without the Principal Rewards Program. No enhancement is reflected under the calculation, as the Payment Enhancement is not available unless the Principal Rewards Program is elected; AND

o Using the nine year surrender charge schedule available on contracts issued with the Principal Rewards Program, including the minimum Upfront Payment Enhancement of 2% of Purchase Payments and calculating the value after redemption only based on the initial $1,000 Purchase Payment.

     We may, from time to time, advertise other variations of performance along with the standardized performance as described above. We may, in sales literature, show performance only applicable to one surrender charge schedule to a contract holder who has already purchased the contract with or without the Principal Rewards Program. However, we will not report performance for the contract featuring the Principal Rewards program, unless net of withdrawal charges.

     These rates of return do not reflect election of the EstatePlus and/or Income Protector features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.

                               POLARIS PLATINUM
                 CONTRACTS WITH THE PRINCIPAL REWARDS PROGRAMS
                     TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31, 2000
                            (RETURN AFTER REDEMPTION)

                                      SEPARATE                                                  SINCE
                                       ACCOUNT                                                 SEPARATE
                                      INCEPTION                                                 ACCOUNT
VARIABLE PORTFOLIO                      DATE             1 YEAR              5 YEAR            INCEPTION
                                      --------           -------             -------           --------
ANCHOR SERIES TRUST
CAPITAL APPRECIATION                  02/12/93           -16.26%             22.28%             18.95%
GOV'T & QUALITY BOND                  02/22/93             2.63%              3.76%              4.69%
NATURAL RESOURCES                     10/31/94            10.68%              5.37%              6.04%
GROWTH                                02/19/93            -9.80%             19.29%             15.77%

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH                     06/03/96           -24.08%                N/A             16.26%
ALLIANCE GROWTH                       02/09/93           -28.30%             20.46%             18.61%
BLUE CHIP GROWTH                      07/10/00               N/A                N/A            -21.68%
CORPORATE BOND                        07/01/93            -3.75%              2.38%              3.50%
DAVIS VENTURE VALUE                   10/28/94             0.75%             17.21%             19.46%
DOGS OF WALL STREET                   04/01/98            -5.74%                N/A             -5.96%
EMERGING MARKETS                      06/02/97           -45.35%                N/A            -12.82%
FEDERATED VALUE                       06/03/96            -6.38%                N/A             11.76%
GLOBAL BOND                           07/01/93             0.51%              5.21%              5.47%
GLOBAL EQUITIES                       02/09/93           -26.11%              9.53%             10.15%
GOLDMAN SACHS RESEARCH                07/05/00               N/A                N/A             -9.87%
GROWTH INCOME                         02/09/93           -17.11%             18.82%             16.02%
GROWTH OPPORTUNITIES                  07/06/00               N/A                N/A            -19.14%
HIGH-YIELD BOND                       02/09/93           -18.17%              1.73%              3.41%
INTERNAT'L DIVER. EQ.                 10/28/94           -27.16%              4.60%              4.73%
INTERNAT'L GROWTH & INCOME            06/02/97            -7.60%                N/A              8.78%
MARSICO GROWTH                        12/29/00               N/A                N/A                N/A
MFS GROWTH & INCOME                   02/09/93            -9.14%             12.05%             11.15%
MFS MID-CAP GROWTH                    04/01/99             0.93%                N/A             35.46%
MFS TOTAL RETURN                      10/28/94             8.30%             10.83%             12.96%
PUTNAM GROWTH                         02/09/93           -26.90%             15.77%             12.52%
REAL ESTATE                           06/02/97            14.98%                N/A              0.78%
SUNAMERICA BALANCED                   06/03/96           -18.25%                N/A             12.55%
TECHNOLOGY                            07/05/00               N/A                N/A            -40.92%
TELECOM UTILITY                       06/03/96           -17.83%                N/A              6.07%
WORLDWIDE HIGH INC.                   10/28/94           -11.75%              4.40%              6.45%

WASHINGTON MUTUAL VARIABLE TRUST
BALANCED                                   N/A               N/A                N/A                N/A
CONSERVATIVE GROWTH                        N/A               N/A                N/A                N/A
STRATEGIC GROWTH                           N/A               N/A                N/A                N/A

                                POLARIS PLATINUM
                   HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                 CONTRACTS WITH THE PRINCIPAL REWARDS PROGRAM:
                     TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 2000
                           (RETURN AFTER REDEMPTION)

                                   TRUST INCEPTION                                         SINCE
VARIABLE PORTFOLIO                    DATE           1 YEAR     5 YEAR     10 YEAR    TRUST INCEPTION
                                   -----------       -------    -------    -------    ---------------
ANCHOR SERIES TRUST
CAPITAL APPRECIATION                03/23/87         -16.26%     22.28%     23.08%        16.08%
GOV'T & QUALITY BOND                09/05/84           2.63%      3.76%      6.23%         7.52%
NATURAL RESOURCES                   01/04/88          10.68%      5.37%      8.09%         6.68%
GROWTH                              09/05/84          -9.80%     19.29%     15.98%        13.71%

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH                   06/03/96         -24.08%        N/A        N/A        16.26%
ALLIANCE GROWTH                     02/09/93         -28.30%     20.46%        N/A        18.61%
BLUE CHIP GROWTH                    07/05/00             N/A        N/A        N/A       -17.84%
CORPORATE BOND                      07/01/93          -3.75%      2.38%        N/A         3.50%
DAVIS VENTURE VALUE                 10/28/94           0.75%     17.21%        N/A        19.46%
DOGS OF WALL STREET                 04/01/98          -5.74%        N/A        N/A        -5.96%
EMERGING MARKETS                    06/02/97         -45.35%        N/A        N/A       -12.82%
FEDERATED VALUE                     06/03/96          -6.38%        N/A        N/A        11.76%
GLOBAL BOND                         07/01/93           0.51%      5.21%        N/A         5.47%
GLOBAL EQUITIES                     02/09/93         -26.11%      9.53%        N/A        10.15%
GOLDMAN SACHS RESEARCH              07/05/00             N/A        N/A        N/A        -9.87%
GROWTH INCOME                       02/09/93         -17.11%     18.82%        N/A        16.02%
GROWTH OPPORTUNITIES                07/05/00             N/A        N/A        N/A       -19.11%
HIGH-YIELD BOND                     02/09/93         -18.17%      1.73%        N/A         3.41%
INTERNAT'L DIVER. EQ.               10/28/94         -27.16%      4.60%        N/A         4.73%
INTERNAT'L GROWTH & INCOME          06/02/97          -7.60%        N/A        N/A         8.78%
MARSICO GROWTH                      12/29/00             N/A        N/A        N/A           N/A
MFS GROWTH & INCOME                 02/09/93          -9.14%     12.05%        N/A        11.15%
MFS MID-CAP GROWTH                  04/01/99           0.93%        N/A        N/A        35.46%
MFS TOTAL RETURN                    10/28/94           8.30%     10.83%        N/A        12.96%
PUTNAM GROWTH                       02/09/93         -26.90%     15.77%        N/A        12.52%
REAL ESTATE                         06/02/97          14.98%        N/A        N/A         0.78%
SUNAMERICA BALANCED                 06/03/96         -18.25%        N/A        N/A        12.55%
TECHNOLOGY                          07/05/00             N/A        N/A        N/A       -40.92%
TELECOM UTILITY                     06/03/96         -17.83%        N/A        N/A         6.07%
WORLDWIDE HIGH INC.                 10/28/94         -11.75%      4.40%        N/A         6.45%

WASHINGTON MUTUAL VARIABLE TRUST
BALANCED                            06/03/97          -8.14%        N/A        N/A        11.03%
CONSERVATIVE GROWTH                 06/03/97         -11.18%        N/A        N/A        13.77%
STRATEGIC GROWTH                    06/03/97         -12.44%        N/A        N/A        17.80%

                                POLARIS PLATINUM
                 CONTRACTS WITHOUT THE PRINCIPAL REWARDS PROGRAM
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 2000
                        (RETURN WITH/WITHOUT REDEMPTION)

                                                                                                            SINCE
                                                                                                       SEPARATE ACCOUNT
VARIABLE PORTFOLIO              SEPARATE ACCOUNT        1 YEAR                  5 YEAR                     INCEPTION
                                   INCEPTION     --------------------      ------------------        --------------------
                                      DATE         WITH       WITHOUT      WITH       WITHOUT        WITH        WITHOUT
                                  ------------   --------------------      ------------------        --------------------
ANCHOR SERIES TRUST
CAPITAL APPRECIATION                02/12/93     -16.08%      -9.08%       22.06%      22.33%        18.76%       18.76%
GOV'T & QUALITY BOND                02/22/93       2.43%       9.43%        3.85%       4.36%         4.70%        4.70%
NATURAL RESOURCES                   10/31/94      10.34%      17.34%        5.43%       5.91%         6.05%        6.17%
GROWTH                              02/19/93      -9.74%      -2.74%       19.10%      19.40%        15.62%       15.62%

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH                   06/03/96     -23.75%     -16.75%          N/A         N/A        16.12%       16.50%
ALLIANCE GROWTH                     02/09/93     -27.89%     -20.89%       20.26%      20.55%        18.42%       18.42%
BLUE CHIP GROWTH                    07/10/00         N/A         N/A          N/A         N/A       -21.47%      -14.47%
CORPORATE BOND                      07/01/93      -3.82%       3.18%        2.51%       3.04%         3.54%        3.54%
DAVIS VENTURE VALUE                 10/28/94       0.59%       7.59%       17.05%      17.37%        19.27%       19.33%
DOGS OF WALL STREET                 04/01/98      -5.78%       1.22%          N/A         N/A        -5.49%       -3.52%
EMERGING MARKETS                    06/02/97     -44.60%     -37.60%          N/A         N/A       -12.17%      -10.65%
FEDERATED VALUE                     06/03/96      -6.40%       0.60%          N/A         N/A        11.70%       12.14%
GLOBAL BOND                         07/01/93       0.36%       7.36%        5.27%       5.75%         5.47%        5.47%
GLOBAL EQUITIES                     02/09/93     -25.74%     -18.74%        9.50%       9.91%        10.06%       10.06%
GOLDMAN SACHS RESEARCH              07/05/00         N/A         N/A          N/A         N/A        -9.83%       -2.83%
GROWTH INCOME                       02/09/93     -16.92%      -9.92%       18.65%      18.94%        15.87%       15.87%
GROWTH OPPORTUNITIES                07/06/00         N/A         N/A          N/A         N/A       -18.83%      -11.83%
HIGH-YIELD BOND                     02/09/93     -17.95%     -10.95%        1.86%       2.41%         3.44%        3.44%
INTERNAT'L DIVER. EQ.               10/28/94     -26.77%     -19.77%        4.67%       5.16%         4.77%        4.89%
INTERNAT'L GROWTH & INCOME          06/02/97      -7.59%      -0.59%          N/A         N/A         8.82%        9.71%
MARSICO GROWTH                      12/29/00         N/A         N/A          N/A         N/A           N/A          N/A
MFS GROWTH & INCOME                 02/09/93      -9.11%      -2.11%       11.97%      12.35%        11.05%       11.05%
MFS MID-CAP GROWTH                  04/01/99       0.77%       7.77%          N/A         N/A        35.22%       37.92%
MFS TOTAL RETURN                    10/28/94       8.00%      15.00%       10.78%      11.17%        12.85%       12.93%
PUTNAM GROWTH                       02/09/93     -26.52%     -19.52%       15.64%      15.97%        12.40%       12.40%
REAL ESTATE                         06/02/97      14.54%      21.54%          N/A         N/A         1.00%        2.07%
SUNAMERICA BALANCED                 06/03/96     -18.03%     -11.03%          N/A         N/A        12.47%       12.90%
TECHNOLOGY                          07/05/00         N/A         N/A          N/A         N/A       -40.27%      -33.27%
TELECOM UTILITY                     06/03/96     -17.63%     -10.63%          N/A         N/A         6.12%        6.64%
WORLDWIDE HIGH INC.                 10/28/94     -11.66%      -4.66%        4.48%       4.97%         6.45%        6.56%

WASHINGTON MUTUAL VARIABLE TRUST
BALANCED                                 N/A         N/A         N/A          N/A         N/A           N/A          N/A
CONSERVATIVE GROWTH                      N/A         N/A         N/A          N/A         N/A           N/A          N/A
STRATEGIC GROWTH                         N/A         N/A         N/A          N/A         N/A           N/A          N/A


                                POLARIS PLATINUM
                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                CONTRACTS WITHOUT THE PRINCIPAL REWARDS PROGRAM:
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 2000
                        (RETURN WITH/WITHOUT REDEMPTION)

                                                                                                                     SINCE
                                  TRUST INCEP        1 YEAR                5 YEAR             10 YEAR             TRUST INCEP
VARIABLE PORTFOLIO                   DATE       WITH       WITHOUT     WITH    WITHOUT    WITH     WITHOUT     WITH       WITHOUT
                                  -----------  -------------------    ----------------   -----------------    --------------------
ANCHOR SERIES TRUST
CAPITAL APPRECIATION               03/23/87    -16.08%     -9.08%     22.06%    22.33%   22.83%    22.83%     15.92%      15.92%
GOV'T & QUALITY BOND               09/05/84      2.43%      9.43%      3.85%     4.36%    6.02%     6.02%      7.38%       7.38%
NATURAL RESOURCES                  01/04/88     10.34%     17.34%      5.43%     5.91%    7.87%     7.87%      6.51%       6.51%
GROWTH                             09/05/84     -9.74%     -2.74%     19.10%    19.40%   15.75%    15.75%     13.58%      13.58%

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH                  06/03/96    -23.75%    -16.75%        N/A       N/A      N/A       N/A     16.12%      16.50%
ALLIANCE GROWTH                    02/09/93    -27.89%    -20.89%     20.26%    20.55%      N/A       N/A     18.42%      18.42%
BLUE CHIP GROWTH                   07/05/00        N/A        N/A        N/A       N/A      N/A       N/A    -17.65%     -10.65%
CORPORATE BOND                     07/01/93     -3.82%      3.18%      2.51%     3.04%      N/A       N/A      3.54%       3.54%
DAVIS VENTURE VALUE                10/28/94      0.59%      7.59%     17.05%    17.37%      N/A       N/A     19.27%      19.33%
DOGS OF WALL STREET                04/01/98     -5.78%      1.22%        N/A       N/A      N/A       N/A     -5.49%      -3.52%
EMERGING MARKETS                   06/02/97    -44.60%    -37.60%        N/A       N/A      N/A       N/A    -12.17%     -10.65%
FEDERATED VALUE                    06/03/96     -6.40%      0.60%        N/A       N/A      N/A       N/A     11.70%      12.14%
GLOBAL BOND                        07/01/93      0.36%      7.36%      5.27%     5.75%      N/A       N/A      5.47%       5.47%
GLOBAL EQUITIES                    02/09/93    -25.74%    -18.74%      9.50%     9.91%      N/A       N/A     10.06%      10.06%
GOLDMAN SACHS RESEARCH             07/05/00        N/A        N/A        N/A       N/A      N/A       N/A     -9.83%      -2.83%
GROWTH INCOME                      02/09/93    -16.92%     -9.92%     18.65%    18.94%      N/A       N/A     15.87%      15.87%
GROWTH OPPORTUNITIES               07/05/00        N/A        N/A        N/A       N/A      N/A       N/A    -18.90%     -11.90%
HIGH-YIELD BOND                    02/09/93    -17.95%    -10.95%      1.86%     2.41%      N/A       N/A      3.44%       3.44%
INTERNAT'L DIVER. EQ.              10/28/94    -26.77%    -19.77%      4.67%     5.16%      N/A       N/A      4.77%       4.89%
INTERNAT'L GROWTH & INCOME         06/02/97     -7.59%     -0.59%        N/A       N/A      N/A       N/A      8.82%       9.71%
MARSICO GROWTH                     12/29/00        N/A        N/A        N/A       N/A      N/A       N/A        N/A         N/A
MFS GROWTH & INCOME                02/09/93     -9.11%     -2.11%     11.97%    12.35%      N/A       N/A     11.05%      11.05%
MFS MID-CAP GROWTH                 04/01/99      0.77%      7.77%        N/A       N/A      N/A       N/A     35.22%      37.92%
MFS TOTAL RETURN                   10/28/94      8.00%     15.00%     10.78%    11.17%      N/A       N/A     12.85%      12.93%
PUTNAM GROWTH                      02/09/93    -26.52%    -19.52%     15.64%    15.97%      N/A       N/A     12.40%      12.40%
REAL ESTATE                        06/02/97     14.54%     21.54%        N/A       N/A      N/A       N/A      1.00%       2.07%
SUNAMERICA BALANCED                06/03/96    -18.03%    -11.03%        N/A       N/A      N/A       N/A     12.47%      12.90%
TECHNOLOGY                         07/05/00        N/A        N/A        N/A       N/A      N/A       N/A    -40.27%     -33.27%
TELECOM UTILITY                    06/03/96    -17.63%    -10.63%        N/A       N/A      N/A       N/A      6.12%       6.64%
WORLDWIDE HIGH INC.                10/28/94    -11.66%     -4.66%      4.48%     4.97%      N/A       N/A      6.45%       6.56%

WASHINGTON MUTUAL VARIABLE TRUST

BALANCED                           06/03/97     -8.12%     -1.12%        N/A       N/A      N/A       N/A     11.06%      11.90%
CONSERVATIVE GROWTH                06/03/97    -11.10%     -4.10%        N/A       N/A      N/A       N/A     13.75%      14.54%
STRATEGIC GROWTH                   06/03/97    -12.34%     -5.34%        N/A       N/A      N/A       N/A     17.70%      18.43%

                                POLARIS PROTECTOR
                 CONTRACTS WITHOUT THE PRINCIPAL REWARDS PROGRAM
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 2000
                        (RETURN WITH/WITHOUT REDEMPTION)



                                      SEPARATE                                                            SINCE SEPARATE
                                      ACCOUNT              1 YEAR                   5 YEAR              ACCOUNT INCEPTION
                                     INCEPTION         ------------------        -----------------     -------------------
VARIABLE PORTFOLIO                      DATE           WITH       WITHOUT        WITH      WITHOUT     WITH        WITHOUT
                                    ------------       ----       -------        ----      -------     ----        -------
ANCHOR SERIES TRUST
CAPITAL APPRECIATION                  02/12/93       -16.08%       -9.08%        22.06%     22.33%     18.76%      18.76%
GOV'T & QUALITY BOND                  02/22/93         2.43%        9.43%         3.85%      4.36%      4.70%       4.70%
NATURAL RESOURCES                     10/31/94        10.34%       17.34%         5.43%      5.91%      6.05%       6.17%
GROWTH                                02/19/93        -9.74%       -2.74%        19.10%     19.40%     15.62%      15.62%

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH                     06/03/96       -23.75%      -16.75%          N/A        N/A      16.12%      16.50%
ALLIANCE GROWTH                       02/09/93       -27.89%      -20.89%        20.26%     20.55%     18.42%      18.42%
ASSET ALLOCATION                      07/01/93        -9.04%       -2.04%         8.00%      8.44%      9.07%       9.07%
BLUE CHIP GROWTH                      07/10/00           N/A          N/A          N/A        N/A     -21.47%     -14.47%
CORPORATE BOND                        07/01/93        -3.82%        3.18%         2.51%      3.04%      3.54%       3.54%
DAVIS VENTURE VALUE                   10/28/94         0.59%        7.59%        17.05%     17.37%     19.27%      19.33%
DOGS OF WALL STREET                   04/01/98        -5.78%        1.22%          N/A        N/A      -5.49%      -3.52%
EMERGING MARKETS                      06/02/97       -44.60%      -37.60%          N/A        N/A     -12.17%     -10.65%
FEDERATED VALUE                       06/03/96        -6.40%        0.60%          N/A        N/A      11.70%      12.14%
GLOBAL BOND                           07/01/93         0.36%        7.36%         5.27%      5.75%      5.47%       5.47%
GLOBAL EQUITIES                       02/09/93       -25.74%      -18.74%         9.50%      9.91%     10.06%      10.06%
GOLDMAN SACHS RESEARCH                07/05/00           N/A          N/A          N/A        N/A      -9.83%      -2.83%
GROWTH  INCOME                        02/09/93       -16.92%       -9.92%        18.65%     18.94%     15.87%      15.87%
GROWTH OPPORTUNITIES                  07/06/00           N/A          N/A          N/A        N/A     -18.83%     -11.83%
HIGH-YIELD BOND                       02/09/93       -17.95%      -10.95%         1.86%      2.41%      3.44%       3.44%
INTERNAT'L DIVER. EQ                  10/28/94       -26.77%      -19.77%         4.67%      5.16%      4.77%       4.89%
INTERNAT'L GROWTH & INCOME            06/02/97        -7.59%       -0.59%          N/A        N/A       8.82%       9.71%
MARSICO GROWTH                        12/29/00           N/A          N/A          N/A        N/A        N/A         N/A
MFS GROWTH & INCOME                   02/09/93        -9.11%       -2.11%        11.97%     12.35%     11.05%      11.05%
MFS MID-CAP GROWTH                    04/01/99         0.77%        7.77%          N/A        N/A      35.22%      37.92%
MFS TOTAL RETURN                      10/28/94         8.00%       15.00%        10.78%     11.17%     12.85%      12.93%
PUTNAM GROWTH                         02/09/93       -26.52%      -19.52%        15.64%     15.97%     12.40%      12.40%
REAL ESTATE                           06/02/97        14.54%       21.54%          N/A        N/A       1.00%       2.07%
SUNAMERICA BALANCED                   06/03/96       -18.03%      -11.03%          N/A        N/A      12.47%      12.90%
TECHNOLOGY                            07/05/00           N/A          N/A          N/A        N/A     -40.27%     -33.27%
TELECOM UTILITY                       06/03/96       -17.63%      -10.63%          N/A        N/A       6.12%       6.64%
WORLDWIDE HIGH INC.                   10/28/94       -11.66%       -4.66%         4.48%      4.97%      6.45%       6.56%

                                POLARIS PROTECTOR
                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                CONTRACTS WITHOUT THE PRINCIPAL REWARDS PROGRAM:
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 2000
                        (RETURN WITH/WITHOUT REDEMPTION)

                                                                                                                      SINCE
                                                     1 YEAR               5 YEAR              10 YEAR            TRUST INCEPTION
                                TRUST INCEPTION  ----------------     ---------------     ----------------      ------------------
VARIABLE PORTFOLIO                   DATE        WITH     WITHOUT     WITH    WITHOUT     WITH     WITHOUT      WITH       WITHOUT
------------------              ---------------  ----     -------     ----    -------     ----     -------      ----       -------
ANCHOR SERIES TRUST
CAPITAL APPRECIATION               03/23/87    -16.08%     -9.08%    22.06%    22.33%    22.83%     22.83%      15.92%      15.92%
GOV'T & QUALITY BOND               09/05/84      2.43%      9.43%     3.85%     4.36%     6.02%      6.02%       7.38%       7.38%
NATURAL RESOURCES                  01/04/88     10.34%     17.34%     5.43%     5.91%     7.87%      7.87%       6.51%       6.51%
GROWTH                             09/05/84     -9.74%     -2.74%    19.10%    19.40%    15.75%     15.75%      13.58%      13.58%

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH                  06/03/96    -23.75%    -16.75%       N/A       N/A       N/A        N/A      16.12%      16.50%
ASSET ALLOCATION                   07/01/93     -9.04%     -2.04%     8.00%     8.44%       N/A        N/A       9.07%       9.07%
ALLIANCE GROWTH                    02/09/93    -27.89%    -20.89%    20.26%    20.55%       N/A        N/A      18.42%      18.42%
BLUE CHIP GROWTH                   07/05/00        N/A        N/A       N/A       N/A       N/A        N/A     -17.65%     -10.65%
CORPORATE BOND                     07/01/93     -3.82%      3.18%     2.51%     3.04%       N/A        N/A       3.54%       3.54%
DAVIS VENTURE VALUE                10/28/94      0.59%      7.59%    17.05%    17.37%       N/A        N/A      19.27%      19.33%
DOGS OF WALL STREET                04/01/98     -5.78%      1.22%       N/A       N/A       N/A        N/A      -5.49%      -3.52%
EMERGING MARKETS                   06/02/97    -44.60%    -37.60%       N/A       N/A       N/A        N/A     -12.17%     -10.65%
FEDERATED VALUE                    06/03/96     -6.40%      0.60%       N/A       N/A       N/A        N/A      11.70%      12.14%
GLOBAL BOND                        07/01/93      0.36%      7.36%     5.27%     5.75%       N/A        N/A       5.47%       5.47%
GLOBAL EQUITIES                    02/09/93    -25.74%    -18.74%     9.50%     9.91%       N/A        N/A      10.06%      10.06%
GOLDMAN SACHS RESEARCH             07/05/00        N/A        N/A       N/A       N/A       N/A        N/A      -9.83%      -2.83%
GROWTH  INCOME                     02/09/93    -16.92%     -9.92%    18.65%    18.94%       N/A        N/A      15.87%      15.87%
GROWTH OPPORTUNITIES               07/05/00        N/A        N/A       N/A       N/A       N/A        N/A     -18.90%     -11.90%
HIGH-YIELD BOND                    02/09/93    -17.95%    -10.95%     1.86%     2.41%       N/A        N/A       3.44%       3.44%
INTERNAT'L DIVER. EQ.              10/28/94    -26.77%    -19.77%     4.67%     5.16%       N/A        N/A       4.77%       4.89%
INTERNAT'L GROWTH & INCOME         06/02/97     -7.59%     -0.59%       N/A       N/A       N/A        N/A       8.82%       9.71%
MARSICO GROWTH                     12/29/00        N/A        N/A       N/A       N/A       N/A        N/A         N/A         N/A
MFS GROWTH & INCOME                02/09/93     -9.11%     -2.11%    11.97%    12.35%       N/A        N/A      11.05%      11.05%
MFS MID-CAP GROWTH                 04/01/99      0.77%      7.77%       N/A       N/A       N/A        N/A      35.22%      37.92%
MFS TOTAL RETURN                   10/28/94      8.00%     15.00%    10.78%    11.17%       N/A        N/A      12.85%      12.93%
PUTNAM GROWTH                      02/09/93    -26.52%    -19.52%    15.64%    15.97%       N/A        N/A      12.40%      12.40%
REAL ESTATE                        06/02/97     14.54%     21.54%       N/A       N/A       N/A        N/A       1.00%       2.07%
SUNAMERICA BALANCED                06/03/96    -18.03%    -11.03%       N/A       N/A       N/A        N/A      12.47%      12.90%
TECHNOLOGY                         07/05/00        N/A        N/A       N/A       N/A       N/A        N/A     -40.27%     -33.27%
TELECOM UTILITY                    06/03/96    -17.63%    -10.63%       N/A       N/A       N/A        N/A       6.12%       6.64%
WORLDWIDE HIGH INC.                10/28/94    -11.66%     -4.66%     4.48%     4.97%       N/A        N/A       6.45%       6.56%

                               POLARIS PROTECTOR
                 CONTRACTS WITH THE PRINCIPAL REWARDS PROGRAMS:
                     TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 2000
                           (RETURN AFTER REDEMPTION)

                                           SEPARATE                                          SINCE
                                            ACCOUNT                                         SEPARATE
                                           INCEPTION                                        ACCOUNT
VARIABLE PORTFOLIO                           DATE           1 YEAR         5 YEAR          INCEPTION
------------------                         ---------        ------         ------          ---------
ANCHOR SERIES TRUST
CAPITAL APPRECIATION                       02/12/93         -16.26%         22.28%           18.95%
GOV'T & QUALITY BOND                       02/22/93           2.63%          3.76%            4.69%
NATURAL RESOURCES                          10/31/94          10.68%          5.37%            6.04%
GROWTH                                     02/19/93          -9.80%         19.29%           15.77%

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH                          06/03/96         -24.08%            N/A           16.26%
ALLIANCE GROWTH                            02/09/93         -28.30%         20.46%           18.61%
ASSET ALLOCATION                           07/01/93          -9.08%          8.00%            9.13%
BLUE CHIP GROWTH                           07/10/00             N/A            N/A          -21.68%
CORPORATE BOND                             07/01/93          -3.75%          2.38%            3.50%
DAVIS VENTURE VALUE                        10/28/94           0.75%         17.21%           19.46%
DOGS OF WALL STREET                        04/01/98          -5.74%            N/A           -5.96%
EMERGING MARKETS                           06/02/97         -45.35%            N/A          -12.82%
FEDERATED VALUE                            06/03/96          -6.38%            N/A           11.76%
GLOBAL BOND                                07/01/93           0.51%          5.21%            5.47%
GLOBAL EQUITIES                            02/09/93         -26.11%          9.53%           10.15%
GOLDMAN SACHS RESEARCH                     07/05/00             N/A            N/A           -9.87%
GROWTH INCOME                              02/09/93         -17.11%         18.82%           16.02%
GROWTH OPPORTUNITIES                       07/06/00             N/A            N/A          -19.14%
HIGH-YIELD BOND                            02/09/93         -18.17%          1.73%            3.41%
INTERNAT'L DIVER. EQ.                      10/28/94         -27.16%          4.60%            4.73%
INTERNAT'L GROWTH & INCOME                 06/02/97          -7.60%            N/A            8.78%
MARSICO GROWTH                             12/29/00             N/A            N/A              N/A
MFS GROWTH & INCOME                        02/09/93          -9.14%         12.05%           11.15%
MFS MID-CAP GROWTH                         04/01/99           0.93%            N/A           35.46%
MFS TOTAL RETURN                           10/28/94           8.30%         10.83%           12.96%
PUTNAM GROWTH                              02/09/93         -26.90%         15.77%           12.52%
REAL ESTATE                                06/02/97          14.98%            N/A            0.78%
SUNAMERICA BALANCED                        06/03/96         -18.25%            N/A           12.55%
TECHNOLOGY                                 07/05/00             N/A            N/A          -40.92%
TELECOM UTILITY                            06/03/96         -17.83%            N/A            6.07%
WORLDWIDE HIGH INC.                        10/28/94         -11.75%          4.40%            6.45%

                               POLARIS PROTECTOR
                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                 CONTRACTS WITH THE PRINCIPAL REWARDS PROGRAMS:
                     TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31, 2000
                           (RETURN AFTER REDEMPTION)


                                           TRUST                                                      SINCE
                                         INCEPTION                                                    TRUST
VARIABLE PORTFOLIO                          DATE          1 YEAR        5 YEAR      10 YEAR         INCEPTION
------------------                       ---------        ------        ------      -------        -----------
ANCHOR SERIES TRUST
CAPITAL APPRECIATION                      03/23/87       -16.26%        22.28%       23.08%           16.08%
GOV'T & QUALITY BOND                      09/05/84         2.63%         3.76%        6.23%            7.52%
NATURAL RESOURCES                         01/04/88        10.68%         5.37%        8.09%            6.68%
GROWTH                                    09/05/84        -9.80%        19.29%       15.98%           13.71%

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH                         06/03/96       -24.08%           N/A          N/A           16.26%
ALLIANCE GROWTH                           02/09/93       -28.30%        20.46%          N/A           18.61%
ASSET ALLOCATION                          07/01/93        -9.08%         8.00%          N/A            9.13%
BLUE CHIP GROWTH                          07/05/00           N/A           N/A          N/A          -17.84%
CORPORATE BOND                            07/01/93        -3.75%         2.38%          N/A            3.50%
DAVIS VENTURE VALUE                       10/28/94         0.75%        17.21%          N/A           19.46%
DOGS OF WALL STREET                       04/01/98        -5.74%           N/A          N/A           -5.96%
EMERGING MARKETS                          06/02/97       -45.35%           N/A          N/A          -12.82%
FEDERATED VALUE                           06/03/96        -6.38%           N/A          N/A           11.76%
GLOBAL BOND                               07/01/93         0.51%         5.21%          N/A            5.47%
GLOBAL EQUITIES                           02/09/93       -26.11%         9.53%          N/A           10.15%
GOLDMAN SACHS RESEARCH                    07/05/00           N/A           N/A          N/A           -9.87%
GROWTH INCOME                             02/09/93       -17.11%        18.82%          N/A           16.02%
GROWTH OPPORTUNITIES                      07/05/00           N/A           N/A          N/A          -19.11%
HIGH-YIELD BOND                           02/09/93       -18.17%         1.73%          N/A            3.41%
INTERNAT'L DIVER. EQ.                     10/28/94       -27.16%         4.60%          N/A            4.73%
INTERNAT'L GROWTH & INCOME                06/02/97        -7.60%           N/A          N/A            8.78%
MARSICO GROWTH                            12/29/00           N/A           N/A          N/A              N/A
MFS GROWTH & INCOME                       02/09/93        -9.14%        12.05%          N/A           11.15%
MFS MID-CAP GROWTH                        04/01/99         0.93%           N/A          N/A           35.46%
MFS TOTAL RETURN                          10/28/94         8.30%        10.83%          N/A           12.96%
PUTNAM GROWTH                             02/09/93       -26.90%        15.77%          N/A           12.52%
REAL ESTATE                               06/02/97        14.98%           N/A          N/A            0.78%
SUNAMERICA BALANCED                       06/03/96       -18.25%           N/A          N/A           12.55%
TECHNOLOGY                                07/05/00           N/A           N/A          N/A          -40.92%
TELECOM UTILITY                           06/03/96       -17.83%           N/A          N/A            6.07%
WORLDWIDE HIGH INC.                       10/28/94       -11.75%         4.40%          N/A            6.45%

Total return figures are based on historical data and are not intended to indicate future performance.


     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

     For contracts without the Principal Rewards Program:
     ----------------------------------------------------

                      n
                P(1+T)  = ERV

     For contracts with the Principal Rewards Program:
     -------------------------------------------------

                             n
                [P(1+E)](1+T)  = ERV

where:            P     =   a hypothetical initial payment of $1,000
                  T     =   average annual total return
                  n     =   number of years
                  E     =   Payment Enhancement Rate
                ERV     =   ending redeemable value of a hypothetical $1,000
                            payment made at the beginning of the 1, 5, or 10 year period as of the end of the period
                            (or fractional portion thereof).

     The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                                 INCOME PAYMENTS
                                 ---------------

INITIAL MONTHLY INCOME PAYMENTS

     The initial Income Payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity option selected.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of Annuity Units determined for the first variable Income Payment remains constant for the second and subsequent monthly variable Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

     For fixed Income Payments, the amount of the second and each subsequent monthly Income Payment is the same as that determined above for the first monthly payment.

     For variable Income Payments, the amount of the second and each subsequent monthly Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Income Payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR FEATURE

     If contract holders elect to begin Income Payments using the Income Protector feature, the income benefit base is determined as described in the prospectus. The initial Income Payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector feature, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the Income Option selected.

     The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. The amount of the second and each subsequent income payment is the same as that determined above for the first monthly payment.

                               ANNUITY UNIT VALUES
                               -------------------

     The value of an Annuity Unit is determined independently for each Variable Portfolio.

     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

     For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

     The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

     The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                    NIF = ($11.46/$11.44)

                        = 1.00174825

     The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                 $10.103523 x 1.00174825 x 0.99713732 = $10.092213

     To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

     The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE INCOME PAYMENTS

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Income Payment date is $13.327695.

     P's first variable Income Payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

              First Payment = $4.92 x ($116,412.31/$1,000) = $572.75

     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $572.75/$13.256932 = 43.203812

     P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

              Second Payment = 43.203812 x $13.327695 = $575.81

     The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

     Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.

                                      TAXES
                                      -----

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

     Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as Income Payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

     For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

     The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

     The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

     An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code (other than (1) Income Payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

     Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

     The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

     The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

     An assignment of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

TAX TREATMENT OF GIFTING A CONTRACT

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

TRUSTEE TO TRUSTEE TRANSFERS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs). Withdrawals can only be made when an owner: (1) reaches age 59-1/2; (2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. These restrictions do not apply to amounts transferred to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7).

PARTIAL 1035 EXCHANGES

     Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contact, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.

QUALIFIED PLANS

     The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

     Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

     Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

     (a) H.R. 10 PLANS
         -------------

          Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans on such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (b) TAX-SHELTERED ANNUITIES
         -----------------------

          Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (c) INDIVIDUAL RETIREMENT ANNUITIES
         -------------------------------

          Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (d) ROTH IRAS
         ---------

          Section 408(a) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408(b) of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Certain persons may be eligible to convert a regular IRA into a Roth IRA, and the taxes on the resulting income may be spread over four years if the conversion occurs before January 1, 1999. If and when the contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

     (e) CORPORATE PENSION AND PROFIT-SHARING PLANS
         ------------------------------------------

          Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (f) DEFERRED COMPENSATION PLANS - SECTION 457
         -----------------------------------------

          Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a 457 plan all the plan assets shall remain solely the property of the employer, subject only to the claims of the employer's general creditors until such time as made available to an owner or a Beneficiary. As of January 1, 1999, all 457 plans of state and local governments must hold assets and income in trust (or custodial accounts or an annuity contract) for the exclusive benefit of participants and their Beneficiaries.

                            DISTRIBUTION OF CONTRACTS
                            -------------------------

     The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS
                              --------------------


     The audited consolidated financial statements of the Company at December 31, 2000 and 1999, for the years ended December 31, 2000 and 1999, for the three months ended December 31, 1998 and for the year ended September 30, 1998 are presented in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the 1, 3, 5, 7 or 10 year fixed account options and the DCA accounts for 6-month and 1-year periods.

     Financial Statements of Variable Separate Account Portion Related to the Polaris Protector/Platinum Variable annuity are not yet available as sales have not yet begun.

     PricewaterhouseCoopers LLP, 21650 Oxnard Street, Suite 1900, Woodland Hills, California 91367, serves as the independent accountants for the separate account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.